Quarterly Financial Data (Unaudited) (Tables)	3 Months Ended
Mar. 31, 2019
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data

The Company’s unaudited quarterly financial data for 2018 and 2017 is summarized below.

	2018
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(in thousands, except per share amounts)
Total revenues	$91,356	$35,965	$83,448	$307,052
Income (loss) from operations	$36,880	$(21,670)	$514	$208,819
Net income (loss)	$35,081	$(22,757)	$(301,240)	$148,245
Earnings (loss) per share
Basic	$0.23	$(0.15)	$(1.97)	$0.97
Diluted	$0.23	$(0.15)	$(1.97)	$0.97
Weighted average number of shares outstanding (1)	151,294	152,540	152,540	152,540

(1)	For first and second quarter of 2018, amounts reflect the weighted average number of shares of common stock outstanding based on retrospectively reflecting the impacting of the Reorganization.

	2017
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
	(in thousands, except per share amounts)
Total revenues	$30,979	$30,290	$39,751	$58,568
Income (loss) from operations	$16,437	$1,867	$10,974	$(9,373)
Net income (loss)	$16,310	$1,817	$10,710	$(10,380)
Earnings (loss) per share
Basic	$0.22	$0.02	$0.11	$(0.07)
Diluted	$0.22	$0.02	$0.11	$(0.07)
Weighted average number of shares outstanding (1)	75,303	75,303	99,859	150,607

(1)	For 2017, amounts reflect the weighted average number of shares of common stock outstanding based on retrospectively reflecting the impacting of the Reorganization.